Trade and Other Receivables - Trade and Other Receivables (Parenthetical) (Details) - Finance lease receivables - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Unearned finance income relating to current finance lease payments receivable	₩ 113,272	₩ 121,170
Unearned finance income relating to non-current finance lease payments receivable	₩ 818,800	₩ 956,968